CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Cash And Cash Equivalents [Abstract]
Schedule of cash and cash equivalents
	As of December 31,
	2023	2022
	U.S. dollars in thousands

Cash at bank	24,855	36,707
Funds attributed to player deposit reserves	4,164	4,472
	29,019	41,179